1933 Act File No. 33-46431
                                   1940 Act File No. 811-6607

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.         ...........

   Post-Effective Amendment No.  12 ..............       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.  15 .............................       X

                            DG INVESTOR SERIES

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on               pursuant to paragraph (b)
--     -------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on April 15, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of seven portfolios: (1) DG U.S. Government Money Market Fund, (2) DG Limited Term Government Income Fund, (3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund, (6) DG Opportunity Fund, (7) DG Prime Money Market Fund and (8) DG International Equity Fund, relates only to (8) DG International Equity Fund and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)
Item 1.   Cover Page...............(1-8) Cover Page.
Item 2.   Synopsis.................(1-6) Synopsis; (7,8) General
                                   Information; (1-8) Summary of Fund
                                   Expenses; (1-6) Financial Highlights.
Item 3.   Condensed Financial
          Information..............(1-8) Performance Information.
Item 4.   General Description of
          Registrant...............(1-6) Objectives and Policies of Each
                                   Fund;(7,8) Investment Information; (8)
                                   Investment Objective; (8) Investment
                                   Policies; (1-6) Portfolio Investments
                                   and Strategies; (8) Risks Associated
                                   With Financial Futures Contracts And
                                   Options on Financial Futures Contracts;
                                   (8) Non-Diversified; (1-8) Investment
                                   Limitations.
Item 5.   Management of the Fund...(1-6) DG Investor Series
                                   Information;(7,8) Trust Information; (1-
                                   8) Management of the Trust; (1-8)
                                   Distribution of Fund Shares; (1-6)
                                   Administration of the Funds;(7,8)
                                   Administration of the Fund; (8)
                                   Distribution Plan and Shareholder
                                   Services; (8) Shareholder Serviceing
                                   Arrangements; (6) Shareholder Services
                                   Plan; (1-8) Brokerage Transactions.
Item 6.   Capital Stock and Other
          Securities...............(1-6) Dividends and Distributions; (7,
                                   8) Dividends; (1,7,8) Capital Gains; (1-
                                   6) Shareholder Information; (7,8)
                                   Account & Shareholder Information; (1-8)
                                   Voting Rights; (1-8) Tax Information;
                                   (1-8) Federal Income Tax; (5) Additional
                                   Tax Information for Municipal Income
                                   Fund; (5) Other State and Local Taxes;
                                   (1-8) Effect of Banking Laws.
Item 7.   Purchase of Securities Being
          Offered..................(1-8) Net Asset Value; (1-6)  Investing
                                   in the Funds; (7,8) Investing in the
                                   Fund; (1-8) Share Purchases; (1-8)
                                   Minimum Investment Required; (1-8) What
                                   Shares Cost; (2-6) Reducing the Sales
                                   Charge;  (1-8) Systematic Investment
                                   Program; (1-8) Certificates and
                                   Confirmations; (1-8) Exchanging Shares;
                                   (1-8) Exchange Privilege.
Item 8.   Redemption or Repurchase.(1-8) Redeeming Shares; (1-8) Through
                                   the Banks; (1-8) Systematic Withdrawal
                                   Program; (1-8) Accounts With Low
                                   Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-8) Cover Page.
Item 11.  Table of Contents........(1-8) Table of Contents.
Item 12.  General Information and
          History .................(1-6) General Information About the
                                   Funds; (8) General Information About the
                                   Fund.
Item 13.  Investment Objectives and
          Policies.................(1-6,8) Investment Objective(s) and
                                   Policies; (7) Investment Policies; (4,6)
                                   Equity Fund and Opportunity Fund; (2,3)
                                   Limited Term Fund and Government Income
                                   Fund; (5) Municipal Income Fund; (1)
                                   Money Market Fund; (1-6) Investment
                                   Policies and Strategies; (1-8)
                                   Investment Limitations;(1,7) Regulatory
                                   Compliance.
Item 14.  Management of the Fund...(1-8) DG Investor Series Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1-6) Trust Ownership; (7,8) Share
                                   Ownership; (1-8) Trustees' Compensation;
                                   (1-8) Trustee Liability.
Item 16.  Investment Advisory and Other
          Services.................(1-8) Investment Advisory Services; (1-
                                   6) Adviser to the Funds; (7,8)
                                   Investment Adviser; (8) Sub-Adviser;(1-
                                   8) Advisory Fees; (8) Sub-Advisory
                                   Fees;(2-6) Sub-Adviser to the Funds; (2-
                                   6) Sub-Advisory Fees; (1-8) Other
                                   Services; (1-6) Administration of the
                                   Trust; (8) Fund Administration;(1-6)
                                   Custodian; (7,8) Custodian & Portfolio
                                   Accountant; (1-6) Transfer Agent,
                                   Dividend Disbursing Agent and
                                   Shareholder Servicing Agent; (7,8)
                                   Transfer Agent; (1-8) Independent
                                   Auditors.
Item 17.  Brokerage Allocation.....(1-8) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(1-8) Purchasing Shares; (1-8)
                                   Conversion to Federal Funds; (1-8)
                                   Exchange Privilege; (1-8) Requirements
                                   for Exchange; (1-8) Making an Exchange;
                                   (1-8) Determining Net Asset Value; (2-
                                   4,6) Determining Market Value of
                                   Securities; (5) Valuing Municipal
                                   Securities; (1) Use of the Amortized
                                   Cost Method; (1-8) Redeeming Shares; (1-
                                   8) Redemption in Kind; (1-8)
                                   Massachusetts Partnership Law.
Item 20.  Tax Status...............(1-8) Tax Status (1-6) The Funds' Tax
                                   Status; (7,8) The Fund's Tax Status; (1-
                                   8) Shareholders' Tax Status;
Item 21.  Underwriters.............(1-5,7) Distribution Plan; (6,8)
                                   Distribution and Shareholder Services
                                   Plans;
Item 22.  Calculation of Performance
          Data.....................(1-8) Performance Comparisons; (1-8)
                                   Yield; (1,7) Effective Yield; (1-8)
                                   Total Return; (5) Tax-Equivalent Yield;
                                   (5) Tax-Equivalency Table.
Item 23.  Financial Statements.....(7,8) To be filed by amendment.


DG International Equity Fund
(A Portfolio of DG Investor Series)

Prospectus
The shares of DG International Equity Fund (the `Fund'') offered by this prospectus represent interests in a portfolio of DG Investor Series (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests primarily in equity securities of non-U.S. issuers to seek capital appreciation.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF DEPOSIT GUARANTY NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY DEPOSIT GUARANTY NATIONAL BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated March
   , 1997, with the Securities and Exchange Commission (`SEC''). The
---
information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March    , 1997
                       ---
TABLE OF CONTENTS

Table of Contents will be generated by the typesetter.


SUMMARY OF FUND EXPENSES

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Fund are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in a professionally managed portfolio. A minimum initial investment of $1,000 is required, and subsequent investments must be in amounts of at least $100.
Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. This investment objective cannot be changed without shareholder approval.
INVESTMENT POLICIES
Unless indicated otherwise, the investment policies described below may be changed by the Board of Trustees (`Trustees'') without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in non-U.S. securities. A substantial portion of these will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts." The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. Dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.
EQUITY SECURITIES. The Fund will commit its assets primarily to equity securities. In selecting investments for the Fund, Lazard Freres Asset Management (the `sub-adviser'') attempts to identify inexpensive markets worldwide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the sub-adviser seeks to identify companies that it believes are financially productive and undervalued in those markets. The sub-adviser focuses on individual stock selection (a `bottom-up'' approach) rather than on forecasting stock market trends (a `top-down'' approach).


The sub-adviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the sub-adviser relies on its research capabilities and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of `local knowledge'' that it believes is critical to successful investment abroad. To this end, the sub-adviser communicates with its affiliates, Lazard Freres & Cie. in Paris, Lazard Brothers & Co. Ltd. in London and Lazard Japan Asset Management K.K. in Tokyo, for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates of the sub-adviser will be limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities. FIXED INCOME AND OTHER SECURITIES. As a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will the Fund invest more than 25% of its total assets in the debt securities of any one foreign country.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by ParkSouth Corporation, the Fund's investment adviser, or the Fund's investment sub-adviser, to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the sub-adviser. The sub-adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.
The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.


DEPOSITARY RECEIPTS. The Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.
FORWARD COMMITMENTS. Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.


MONEY MARKET INSTRUMENTS. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated. REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. OPTIONS AND FINANCIAL FUTURES CONTRACTS. The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. Dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.


Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom. The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.


PUT AND CALL OPTIONS ON EQUITY SECURITIES. The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Trust's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.
The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the sub-adviser.


OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.
FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.


The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.
The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.


The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.
RISK CONSIDERATIONS. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented. The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in the Statement of Additional Information, however, these investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.


The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.
Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.


With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.
Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
CURRENCY RISKS. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. Dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. Dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. Dollar, the value of Fund assets denominated in that currency will decrease.


The exchange rates between the U.S. Dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. Dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
     oless publicly available information about foreign companies;
     othe lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;
     oless readily available market quotations on foreign companies; odifferences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
     odifferences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
     othe limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;
     othe likelihood that foreign securities may be less liquid or more volatile;
     oforeign brokerage commissions may be higher;
     ounreliable mail service between countries;


     opolitical or financial changes which adversely affect investments in some countries;
     oincreased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;
     ocertain markets may require payment for securities before delivery; oreligious and ethnic instability; and ocertain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.
SHORT SALES. The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will not own securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies, in addition to the fees and expenses payable directly by the Fund.


RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS
Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.


NON-DIVERSIFICATION
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers.
The Fund intends to comply with Subchapter M of the Internal Revenue Code, as amended. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that no more than 25% of its total assets are invested in the securities of a single issuer.
INVESTMENT LIMITATIONS
The Fund will not:
     osell securities short except under strict limitations;
     oborrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; or
     opermit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.


The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.
The Fund will not:
     oinvest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Trustees to be liquid, and repurchase agreements with maturities longer than seven days after notice and certain OTC options.
TRUST INFORMATION

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by ParkSouth Corporation, the Fund's investment adviser, subject to direction by the Trustees. The adviser, in consultation with Lazard Freres Asset Management (the `Sub-Adviser'), continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.


ADVISER'S BACKGROUND.  ParkSouth Corporation (`ParkSouth'') is a
registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth is a subsidiary of Deposit Guaranty National Bank (the `Bank''), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. (`DGC''). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. DGC is listed on the New York Stock Exchange under the symbol `DEP.''
ParkSouth manages, in addition to the Funds in the DG Investor Series,
$       billion in common trust fund assets.  ParkSouth (which succeeded to
 ------
the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.
As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.
SUB-ADVISER. Under the terms of a sub-advisory agreement between ParkSouth Corporation and Lazard Freres Asset Management, the Sub-Adviser will furnish to the Bank such investment advice, statistical and other factual information as may be requested by the Bank.


SUB-ADVISORY FEES. For its services under the sub-advisory agreement, the Sub-Adviser receives an annual fee from the Bank equal to 0.50% of the average daily net assets of the Fund. The sub-advisory fee is accrued daily and paid monthly. Notwithstanding any other provision in the sub-advisory agreement, the Sub-Adviser may, from time to time and for such periods as it deems appropriate, reduce its compensation (and, if appropriate, assume expenses of the Fund or class of the Fund) to the extent that the Fund's expenses exceed such lower expense limitation as the Sub-Adviser may, by notice to the Trust on behalf of the Fund, voluntarily declare to be effective.
SUB-ADVISER'S BACKGROUND. Lazard Freres Asset Management is a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres Asset Management provides investment management services to client discretionary accounts
with assets totalling approximately $      billion as of December 31, 1996.
                                     -----
Its clients are both individuals and institutions.
Herbert W. Gullquist is a Managing Director of Lazard Freres Asset Management and has been with the Lazard Freres Asset Management since 1982.
Mr. Gullquist has managed the Fund since March   , 1997 (the Fund's
                                               --
inception date).
John R. Reinsberg is a Managing Director of Lazard Freres Asset Management and has been with the Lazard Freres Asset Management since 1992. Prior thereto, Mr. Reinsberg was Executive Vice President of General Electric
Investment Company.  Mr. Reinsberg has managed the Fund since March   ,
                                                                    --
1997 (the Fund's inception date).


DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .15% of the average daily net asset value of shares of the Fund to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares of the Fund owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the adviser and not the Fund.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


                MAXIMUM                      AVERAGE AGGREGATE
          ADMINISTRATIVE FEE        DAILY NET ASSETS OF THE TRUST
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Sub-Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
EXPENSES OF THE FUND
The Fund pays all of its own expenses and its allocable share of Trust expenses.
These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Fund and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.
NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value per share is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. INVESTING IN THE FUND

SHARE PURCHASES
Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with Commercial National Bank, a subsidiary of Deposit Guaranty Corp., and Deposit Guaranty National Bank (collectively, the "Banks") in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. The Fund reserves the right to reject any purchase request.

THROUGH THE BANKS. To place an order to purchase shares of the Fund, open an account by calling Deposit Guaranty National Bank at (800) 748-8500 or Commercial National Bank at (800) 274-1907. Information needed to establish the account will be taken over the telephone.
Payment may be made by either check, federal funds or by debiting a customer's account at the Banks.
Purchase orders must be received by 4:00 p.m. (Eastern time). Payment is required before 4:00 p.m. (Eastern time) on the next business day in order to earn dividends for that day.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $100 or more. The Fund may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time.
SYSTEMATIC INVESTMENT PROGRAM
Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Banks.


EXCHANGE PRIVILEGE

All shareholders of the Fund are shareholders of DG Investor Series, which, in addition to the Fund, is composed of the following seven portfolios: DG Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, DG Municipal Income Fund, DG U.S. Government Money Market Fund and DG Prime Money Market Fund.
Shareholders in any of the Funds have easy access to all of the other
Funds.
EXCHANGING SHARES
Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.
When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.


Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Banks. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
REDEEMING SHARES

Shares are redeemed at their net asset value next determined after the Banks receive the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on Federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.
THROUGH THE BANKS
BY TELEPHONE. A shareholder who is a customer of one of the Banks may redeem shares of the Fund by calling Deposit Guaranty National Bank at
(800) 748-8500 or Commercial National Bank at (800) 274-1907.
For orders received before 4:00 p.m. (Eastern time), proceeds will normally be wired the next day to the shareholder's account at the Banks or a check will be sent to the address of record.


Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Banks. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or the Banks.
If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
BY MAIL. Any shareholder may redeem Fund shares by sending a written request to the Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail. Shareholders should call the Banks for assistance in redeeming by mail.
SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
     oa trust company or commercial bank whose deposits are insured by the
      Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");


     oa member of the New York, American, Boston, Midwest, or Pacific
      Stock Exchange;
     oa savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
     oany other "eligible guarantor institution," as defined in the
      Securities Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.
The Fund and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through the Banks.
ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless cash payments are requested by writing to the Fund or the Banks, as appropriate. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that year's dividend.
CAPITAL GAINS. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.
Some entities providing services to the Fund are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes. STATE AND LOCAL TAXES
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



 ADDRESSES

DG Investor Series
          DG International Equity Fund  Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Distributor
          Federated Securities Corp.    Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Investment Adviser
          ParkSouth Corporation         P.O. Box 1200
                                        Jackson, MS  39215-1200


Sub- Adviser
          Lazard Freres Asset Management     30 Rockefeller Plaza
                                        New York, NY 10020


Custodian
          State Street Bank and         P.O. Box 1713
          Trust Company                 Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company  Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Independent Auditors
          KPMG Peat Marwick LLP         One Mellon Bank Center
                                        Pittsburgh, PA 15219





DG INTERNATIONAL EQUITY FUND
(A PORTFOLIO OF DG INVESTOR SERIES)
PROSPECTUS
A Portfolio of
DG Investor Series
Investment Company


Prospectus dated March     , 1997
                       ----
    Cusip

    G00499-06 (3/97)




                         DG INTERNATIONAL EQUITY FUND
                     (A PORTFOLIO OF DG INVESTOR SERIES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of DG International Equity Fund (the ``Fund'), a portfolio
   of DG Investor Series (the ``Trust'), dated March     , 1997. This
                                                     ----
   Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated March      , 1997
                                            -----


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the Funds
and is a subsidiary of Federated Investors.
Cusip
      --------------


G00499-   (3/97)
       --



TABLE OF CONTENTS


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         1
 Lending Portfolio Securities                  1
 Restricted and Illiquid Securities            2
 Futures and Options Transactions              2
 Futures Contracts                             2
 Put Options on Futures Contracts              2
 Call Options on Futures Contracts             3
 ``Margin''in Futures Transactions             3
 Regulatory Restrictions                       4
 Purchasing Put Options on Portfolio Securities4
 Writing Covered Call Options on Portfolio
  Securities                                   4
 Over-the-Counter Options                      4
 Warrants                                      4
 Additional Risk Considerations                4
 Portfolio Turnover                            5
INVESTMENT LIMITATIONS                         5

DG INVESTOR SERIES MANAGEMENT                  7

 Share Ownership                              11
 Trustees Compensation                        11
 Trustee Liability                            11
INVESTMENT ADVISORY SERVICES                  11


 Investment Adviser                           11
 Advisory Fees                                12
 Sub-Adviser                                  12
 Sub-Advisory Fees                            12
BROKERAGE TRANSACTIONS                        12


OTHER SERVICES                                12

 Fund Administration                          12
 Custodian and Portfolio Accountant           12
 Transfer Agent                               12
 Independent Auditors                         13
PURCHASING SHARES                             13

 Distribution Plan and Shareholder Services   13
 Conversion to Federal Funds                  13
DETERMINING NET ASSET VALUE                   13

 Determining Market Value of Securities       13
 Trading in Foreign Securities                14
EXCHANGE PRIVILEGE                            14

 Requirements for Exchange                    14
 Making an Exchange                           14
REDEEMING SHARES                              14

 Redemption in Kind                           14
MASSACHUSETTS PARTNERSHIP LAW                 14

TAX STATUS                                    15

 The Fund's Tax Status                        15
 Foerign Taxes                                15
 Shareholders' Tax Status                     15
TOTAL RETURN                                  15

YIELD                                         15

PERFORMANCE COMPARISONS                       15


 Economic and Market Information              16
APPENDIX                                      17


GENERAL INFORMATION ABOUT THE FUND

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Fund is advised by ParkSouth Corporation (the `Adviser'') and is sub-advised by Lazard Freres Asset Management (the `Sub-Adviser'').
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek capital appreciation.
TYPES OF INVESTMENTS
The Fund invests in a diversified portfolio composed primarily of non-U.S. securities. A substantial portion of these instruments will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts (`ADRs''), Global Depositary Receipts (`GDRs''), and European Depositary Receipts (``EDRs''), collectively, `Depositary Receipts.'' The Fund may also purchase investment grade fixed income securities and foreign government securities; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Sub-Adviser to be creditworthy.


LENDING PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees (the `Trustees'') and will receive collateral equal to at least 100% of the value of the securities loaned. The Fund did not lend portfolio securities during the last fiscal year and has no present intent to do so in the current fiscal year.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.




RESTRICTED AND ILLIQUID SECURITIES
The Fund expects that any restricted securities would be acquired either from institutional investors who orginally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.
The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
When the Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.


FUTURES AND OPTIONS TRANSACTIONS
The Fund may engage in futures and options hedging transactions. In an effort to reduce fluctuations in the net asset value of shares, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on the exchange on which the position was established. FUTURES CONTRACTS
The Fund may engage in transactions in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.


The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in put options on futures contracts. The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.


When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.


CALL OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in call options on futures contracts. In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against, for example, an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then help offset the decrease in value of the hedged securities.
When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.


The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio (including cash or cash equivalents) plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
`MARGIN'' IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S.
Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.''Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
REGULATORY RESTRICTIONS
To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a `commodity pool operator,'' the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the value of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.


PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may write covered call options to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options (`OTC options'') on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.
OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
ADDITIONAL RISK CONSIDERATIONS
The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 50%.
INVESTMENT LIMITATIONS

ACQUIRING SECURITIES
   The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Deposit Guaranty Corp. or its affiliates.
CONCENTRATION OF INVESTMENTS
   The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.
BORROWING
   The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. )


PLEDGING ASSETS
   The Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
BUYING ON MARGIN
   The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.
ISSUING SENIOR SECURITIES
   The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.
UNDERWRITING
   The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.
INVESTING IN REAL ESTATE
   The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.


INVESTING IN COMMODITIES
   The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.
LENDING CASH OR SECURITIES
   The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or its Declaration of Trust.
INVESTING IN MINERALS
   The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.
SELLING SHORT
   The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.


Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. PURCHASING SECURITIES TO EXERCISE CONTROL
   The Fund will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN WARRANTS
   The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
   The Fund will not own securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies, in addition to the fees and expenses payable directly by the Fund.


INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Trustees to be liquid, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.
DEALING IN PUTS AND CALLS
   The Fund will not write call options or put options on securities, except hat the Fund may write covered call options and secured put options on all or any portion of its portfolio, provided the securities are held in the Fund's portfolio or the Fund is entitled to them in deliverable form without further payment or the Fund has segregated cash in the amount of any further payments. The Fund will not purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio. The Fund may also purchase, hold or sell (i) contracts for future delivery of securities or currencies and (ii) warrants granted by the issuer of the underlying securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its total assets during the coming fiscal year.
DG INVESTOR SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee


Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee


Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938


Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice President and Assistant Treasurer of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.


     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust;


Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
    TRUSTEES COMPENSATION

Name ,                   Aggregate
Position With            Compensation From
Trust                    Trust+

John F. Donahue,         $0
Chairman and Trustee
Thomas G. Bigley,        $1,781
Trustee
John T. Conroy, Jr.,     $1,914
Trustee
William J. Copeland,     $1,914
Trustee
James E. Dowd,           $1,914
Trustee
Lawrence D. Ellis, M.D., $1,781
Trustee
Edward L. Flaherty, Jr., $1,781
Trustee


Edward C. Gonzales,      $0
President, Treasurer and Trustee
Peter E. Madden,         $1,781
Trustee
Gregor F. Meyer,         $1,781
Trustee
John E. Murray, Jr.,     $ 1,781
Trustee
Wesley W. Posvar,        $1,781
Trustee
Marjorie P. Smuts,       $1,781
Trustee
  +The aggregate compensation is provided for the Trust which is comprised of six portfolios. Information is furnished for the fiscal year ended February 29, 1996.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
SUB-ADVISER
The Fund's sub-adviser is Lazard Freres Asset Management (the `Sub-Adviser'), a division of Lazard Freres & Co. LLC, a New York limited liability company.
SUB-ADVISORY FEES
For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Sub-Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Sub-Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Sub-Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Sub-Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS
The independent auditors for the Fund are KPMG Peat Marwick LLP,
Pittsburgh, PA.
PURCHASING SHARES

Shares of the Fund are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.
By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.


Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank and Commercial National Bank (the `Banks''), as well as Federated Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.
    DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's securities, other than options, are determined as follows:
   o according to the prices provided by an independent pricing service if available, or at fairmarket value as determined in good faith by the Trustees; or
   o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Trustees determine that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Trustees determine in good faith that another method of valuing such investments is necessary.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
EXCHANGE PRIVILEGE

    REQUIREMENTS FOR EXCHANGE
Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege may be obtained by calling the Fund.
    MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

Shares of the Fund are redeemed at the next computed net asset value after the Banks receive the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.
Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

    THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
Shareholders of the Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


YIELD

The yield for the shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by shares of the Fund over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.


     oEUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
    ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.



APPENDIX

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries;


     oHigh rates of return on funds employed;
     oConservative capitalization structures with moderate reliance on debt and ample asset protection;
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. MOODY'S INVESTORS SERVICE, INC., LONG-TERM BOND RATING DEFINITIONS AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATING DEFINITIONS AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements: (7,8) To be filed by amendment.
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the
                    Registrant (1.);
                      (i)Conformed copy of Amendment No. 1 of Declaration
                         of Trust of the Registrant (2.);
                     (ii)Conformed copy of Amendment No. 3 of Declaration
                         of Trust of the Registrant (4.);
                    (iii)Conformed copy of Amendment to the Declaration of
                         Trust of the Registrant dated May 17, 1994 (8.);


                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4)   (i)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG U.S. Government Money Market Fund (3.);
                     (ii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Limited Term Government Income Fund (3.);
                    (iii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Government Income Fund
                         (3.);
                     (iv)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Equity Fund (3.);
                      (v)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Municipal Income (6.);
                     (vi)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Opportunity Fund (8.);
                    (vii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Prime Money Market
                         Fund; (12)

+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)



                (5)   (i)Conformed copy of Investment Advisory Contract of
                         Registrant (7.);
                         (a) Conformed copy of Exhibit A for DG U.S.
                             Government Money Market Fund (8.);
                          (b) Conformed copy of Exhibit B for DG
                         Limited Term Government Income Fund
               (8.);


                         (c) Conformed copy of Exhibit C for DG Government
                             Income Fund (8.);
                         (d) Conformed copy of Exhibit D for DG Equity
                             Fund (8.);
                         (e) Conformed copy of Exhibit E for DG Municipal
                             Income Fund (8.);
                         (f) Conformed copy of Exhibit F for DG
                             Opportunity Funds; (9.)
                         (g) Form of Exhibit G for DG Prime Money Market
                             Fund; (12)
                     (ii)Conformed copy of Sub-Advisory Agreement between
                         Deposit Guaranty National Bank and Commercial National Bank (6.);
                         (a) Conformed copy of Exhibit A for DG Equity
                             Fund (8.);
                         (b) Conformed copy of Exhibit B for DG Government
                             Income Fund (8.);
                         (c) Conformed copy of Exhibit C for DG Limited
                             Term Government Income Fund (8.);
                         (d) Conformed copy of Exhibit D for DG Municipal
                             Income Fund (8.);
                         (e) Conformed copy of Exhibit E for DG
                             Opportunity Fund; (9.)
                (6) Conformed copy of Distributor's Contract of the
                    Registrant (3.);
                      (i)Conformed copy of Exhibit A for DG vs   Government
                    Money Market Fund (8.);
                     (ii)  Copy of Exhibit B for DG Limited Term Government
                         Income Fund (8.);



+    All exhibits have been filed electronically.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)


                    (iii)  Conformed copy of Exhibit C for DG Government
                         Income Fund (8.);
                     (iv)Conformed copy of Exhibit D for DG Equity Income
                         Fund (8.);
                      (v)Conformed copy of Exhibit E for DG Municipal
                         Income Fund (8.);


                     (vi)Conformed copy of Exhibit F for DG Opportunity
                         Fund;(9.)
                    (vii)Form of Exhibit G for DG Prime Money Market Fund;
                         (12)
                (7) Not applicable
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (6.);
                (9)   (i)Conformed copy of Transfer Agency and Service
                         Agreement of Registrant (6.);
                     (ii) Conformed copy of Administrative Services Agreement (7.);
                    (iii)Conformed copy of Shareholder Services Agreement
                         (8.);
                     (iv)Conformed copy of Shareholder Services Plan; (9.)
                      (v)Conformed copy of Exhibit A to Shareholder
                         Services Plan; (9.)
               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(11)
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (2.);.
               (14) Not applicable;
               (15)   (i)Copy of Distribution Plan of the Registrant (2.);
                         (a) Conformed copy of Exhibit A for D.G. U.S.
                             Government Money Market Fund (8.);
                         (b) Conformed copy of Exhibit B for DG Limited
                             Term Government Income Fund (8.);
                         (c) Conformed copy of Exhibit C for DG Government
                             Income Fund (8.);



+    All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.3 on Form N-1A filed October 28, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)


                         (d) Conformed copy of Exhibit D for DG Equity
                             Fund (8.);
                         (e) Conformed copy of Exhibit E for DG Municipal
                             Income Fund (8.);


                         (f) Conformed copy of Exhibit F for DG
                             Opportunity Fund; (9.)
                         (g) Form of Exhibit G for DG Prime Money Market
                             Fund; (12)
                     (ii)Copy of Rule 12b-1 Agreement of the Registrant
                         (8.);
               (16) Schedule for Computation of Fund Performance Data;
                      (i)DG Equity Fund(5.);
                     (ii)DG Government Income Fund(5.);
                    (iii)DG Limited Term Government Income Fund(5.);
                     (iv)DG U.S. Government Money Market Fund(5.);
                      (v)DG Municipal Income Fund (6.);
                     (vi)DG Opportunity Fund; (9.)
               (17) Not applicable;
               (18) Conformed copy of Power of Attorney; (10.)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of December 16, 1996

          Shares of beneficial interest
           (no par value)

          DG U.S. Government Money


           Market Fund                            73

          DG Limited Term Government
           Income Fund                            151

          DG Government Income Fund               145

          DG Equity Fund                          840

          DG Municipal Income Fund                79

          DG Opportunity Fund                     630

          DG Prime Money Market Fund    Not currently effective

          DG International Equity Fund  Not currently effective

Item 27.  Indemnification:  (4)



+    All exhibits have been filed electronically.
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed April 25, 1995. (File Nos. 33-46431 and 811-6607)





Item 28.Business and Other Connections of Investment Adviser:

          (a)Deposit Guaranty National Bank, a national banking association formed in 1925, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.

             As of December 31, 1995, the Trust Division of Deposit Guaranty National Bank had approximately $2.2 billion under administration, of which it had investment discretion over $1.7 billion. Deposit Guaranty National Bank has served as the Trust's investment adviser since May 5, 1992.

             The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.
                                                Other Substantial
                          Position With         Business,Profession,
   Name                   the Adviser           Vocation or Employment



E.B. Robinson, Jr.        Chairman of the Board
                          and Chief Executive

Howard L. McMillan, Jr.   President and Chief
                          Operating Officer

William R. Boone          Executive Vice President

Thomas M. Hontzas         Executive Vice President

W. Parks Johnson          Executive Vice President

James S. Lenoir           Executive Vice President

W. Stanley Pratt          Executive Vice President

Arlen L. McDonald         Executive Vice President
                          and Chief Financial Officer


                                 DIRECTORS

Haley R. Barbour      Warren A. Hood, Jr.    W.R. Newman, III

Michael B. Bemis      Charles L. Irby        John N. Palmer

W. Randolph James     E.B. Robinson, Jr.     Sharon S. Greener


Booker T. Jones       Robert D. Robinson     Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.                      Douglas A. Herring  Richard
McRae,Jr.

J. Kelley Williams



          (b)Commercial National Bank, a national banking association which received its charter in 1886, is a subsidiary of DGC and serves as Investment Sub-Adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund, DG Municipal Income Fund and DG Opportunity Fund. As of December 31, 1995, the Trust Division at Commercial National Bank had approximately $1.5 billion in trust assets under administration, of which it had investment discretion over $1.1 billion. Commercial National Bank has served as sub-adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund and DG Municipal Income Fund since July 20, 1992 and for DG Opportunity Fund since May 25, 1994.

             The principal executive officers of the Investment Sub-Adviser, and the Directors of the Investment Sub-Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Commercial National Bank.




                                                Other Substantial
                          Position With         Business, Profession,
  Name                    the Sub-Adviser       Vocation or Employment

Steven C. Walker          President and Chief
                          Executive Officer

P. Michael Adkins         Executive Vice President

C. David Barrentine, Jr.  Executive Vice President

David H. Nordyke          Executive Vice President

Robert H. Boehmler, Jr.   Executive Vice President

Richard H. Sale           Senior Vice President

Ronald E. Yrjanson        Vice President


                                 DIRECTORS

Willis L. Meadows     Dewey W. Corley        C. W. Holtsclaw, Jr.

William C. Peatross   E. B. Robinson, Jr.    Steven C. Walker

N. H. Wheless, Jr.    Richard H. Bremer      L. Michael Ashbrook



Darrell Finney        Peggy R. Newell        Chris Gabriel

Dr. Kenneth L. Schwab Robert B. Hamm         Ivan I. Smith, Jr.

      (c) Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $30.7 billion as of December 31, 1995. Lazard Freres Asset Management serves as Sub-Adviser to DG International Equity Fund.

            Lazard Freres Asset Management is managed by members who are referred to as Managing Directors and are as follows: Norman Eig; Herbert W. Gullquist; Thomas F. Dunn; Robert P. Morgenthau; John R. Reese; John R. Reinsberg; Michael S. Rome; Alexander E. Zagoreos; Larry Kohn; and Eileen Alexanderson.

Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;


          Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds;


          The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice   President, Treasurer
Federated Investors Tower President, Federated,   and Trustee


Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

DG Investor Series                      Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Federated Services Company              P.O. Box 8600
   Transfer Agent, Dividend             Boston, MA 02266-8600
   Disbursing Agent and
   Shareholder Servicing Agent

Federated Administrative Services       Federated Investors Tower
   Administrator                        Pittsburgh, PA  15222-3779

Deposit Guaranty National Bank          P.O. Box 1200
   Adviser                              Jackson,MS 39215-1200



Commercial National Bank                P.O. Box 21119
   Sub-Adviser                          Shreveport, LA  71152
   (except DG U.S. Government Money
   Market Fund, DG Prime Money
   Market Fund and DG International Equity
   Fund)

Lazard Freres Asset Management          30 Rockefeller Plaza
   Sub-Adviser to DG International      New York, NY 10020
   Equity Fund only

State Street Bank and Trust Company     P.O. Box 8600
   Custodian                            Boston, MA 02266-8600

Item 31.  Management Services:  Not applicable.



Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to file a post-effective amendment on behalf of DG International Equity Fund, using financial statments for DG International Equity Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 12.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG INVESTOR SERIES, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of January 15, 1997.

                            DG INVESTOR SERIES

               BY: /s/C. Grant Anderson
               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 15, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson        Attorney In Fact      January  15, 1997
   ASSISTANT SECRETARY      For the Persons


                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and Trustee
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee


Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney